Offerings	Nov. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Senior Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99934
Maximum Aggregate Offering Price	$ 499,670,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,004.43
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2030
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99885
Maximum Aggregate Offering Price	$ 399,540,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,176.47